Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

January 31, 2020

LCSK6-QTLY-0320
1.9883969.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	16,333	$970,834
Entertainment - 2.0%
Activision Blizzard, Inc.	5,835	341,231
Electronic Arts, Inc. (a)	3,517	379,555
The Walt Disney Co.	2,027	280,354
Vivendi SA	24,665	677,303
		1,678,443
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	252	361,061
Class C (a)	252	361,426
		722,487
Media - 4.6%
Comcast Corp. Class A	75,506	3,261,104
Discovery Communications, Inc. Class A (a)	4,158	121,663
Interpublic Group of Companies, Inc.	12,623	286,542
Omnicom Group, Inc.	692	52,115
Sinclair Broadcast Group, Inc. Class A	8,986	268,861
		3,990,285

TOTAL COMMUNICATION SERVICES		7,362,049

CONSUMER DISCRETIONARY - 3.5%
Distributors - 0.2%
LKQ Corp. (a)	6,954	227,291
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	5,580	21,092
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	3,869	509,470
Whirlpool Corp.	1,728	252,582
		762,052
Internet & Direct Marketing Retail - 1.3%
Ocado Group PLC (a)	4,300	69,472
The Booking Holdings, Inc. (a)	572	1,047,075
		1,116,547
Specialty Retail - 0.9%
Carvana Co. Class A (a)	200	15,850
Lowe's Companies, Inc.	5,433	631,532
TJX Companies, Inc.	1,860	109,814
		757,196
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	1,522	132,673
Tapestry, Inc.	1,015	26,157
		158,830

TOTAL CONSUMER DISCRETIONARY		3,043,008

CONSUMER STAPLES - 9.0%
Beverages - 1.1%
The Coca-Cola Co.	16,175	944,620
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	5,345	271,793
Walmart, Inc.	11,639	1,332,549
		1,604,342
Food Products - 0.3%
Nestle SA sponsored ADR	2,147	236,728
Household Products - 1.0%
Colgate-Palmolive Co.	300	22,134
Procter & Gamble Co.	5,013	624,720
Spectrum Brands Holdings, Inc.	3,053	187,485
		834,339
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	608	15,699
Unilever NV	1,900	110,869
		126,568
Tobacco - 4.6%
Altria Group, Inc.	64,389	3,060,409
British American Tobacco PLC sponsored ADR	15,117	665,904
Philip Morris International, Inc.	3,048	252,070
		3,978,383

TOTAL CONSUMER STAPLES		7,724,980

ENERGY - 8.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	1,700	56,967
Oil, Gas & Consumable Fuels - 8.0%
Cenovus Energy, Inc. (Canada)	137,210	1,194,393
Equinor ASA sponsored ADR	46,982	854,133
Exxon Mobil Corp.	58,480	3,632,778
Hess Corp.	16,839	952,582
Kosmos Energy Ltd.	52,719	269,394
Noble Energy, Inc.	2,031	40,153
		6,943,433

TOTAL ENERGY		7,000,400

FINANCIALS - 17.3%
Banks - 11.2%
Bank of America Corp.	81,893	2,688,547
BB&T Corp.	16,895	871,275
Citigroup, Inc.	3,114	231,713
JPMorgan Chase & Co.	12,997	1,720,283
M&T Bank Corp.	869	146,444
PNC Financial Services Group, Inc.	6,724	998,850
U.S. Bancorp	10,651	566,846
Wells Fargo & Co.	52,720	2,474,677
		9,698,635
Capital Markets - 4.0%
Cboe Global Markets, Inc.	633	77,998
Charles Schwab Corp.	4,092	186,391
KKR & Co. LP	12,111	386,341
Morgan Stanley	6,614	345,648
Northern Trust Corp.	11,561	1,130,781
Raymond James Financial, Inc.	1,007	92,070
State Street Corp.	16,016	1,211,290
		3,430,519
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	1,900	27,030
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	1,424	319,588
Insurance - 0.4%
Chubb Ltd.	1,765	268,262
The Travelers Companies, Inc.	702	92,397
		360,659
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	13,630	187,958
Radian Group, Inc.	35,978	881,101
		1,069,059

TOTAL FINANCIALS		14,905,490

HEALTH CARE - 19.4%
Biotechnology - 2.7%
AbbVie, Inc.	4,468	361,997
Alexion Pharmaceuticals, Inc. (a)	5,588	555,391
Alnylam Pharmaceuticals, Inc. (a)	1,226	140,733
Amgen, Inc.	1,946	420,433
Gritstone Oncology, Inc. (a)	5,111	45,283
Heron Therapeutics, Inc. (a)	1,051	21,924
Insmed, Inc. (a)	7,074	145,300
Intercept Pharmaceuticals, Inc. (a)	6,048	558,896
Myriad Genetics, Inc. (a)	800	22,120
United Therapeutics Corp. (a)	300	29,301
		2,301,378
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	1,035	284,811
Boston Scientific Corp. (a)	14,584	610,632
		895,443
Health Care Providers & Services - 6.9%
AmerisourceBergen Corp.	6,289	538,087
Cardinal Health, Inc.	12,389	634,441
Cigna Corp.	5,742	1,104,646
Covetrus, Inc. (a)	3,687	45,350
CVS Health Corp.	23,650	1,603,943
McKesson Corp.	7,167	1,022,086
UnitedHealth Group, Inc.	3,786	1,031,496
		5,980,049
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,995	12,394
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	6,344	117,174
Pharmaceuticals - 8.6%
Bayer AG	17,452	1,400,620
Bristol-Myers Squibb Co.	36,883	2,321,785
Elanco Animal Health, Inc. (a)	1,300	40,170
GlaxoSmithKline PLC sponsored ADR	32,695	1,530,126
Johnson & Johnson	13,167	1,960,171
Sanofi SA sponsored ADR	900	43,443
TherapeuticsMD, Inc. (a)(b)	51,588	116,073
		7,412,388

TOTAL HEALTH CARE		16,718,826

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.5%
General Dynamics Corp.	1,439	252,458
Huntington Ingalls Industries, Inc.	831	216,891
The Boeing Co.	1,304	415,024
United Technologies Corp.	2,872	431,374
		1,315,747
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	926	66,876
FedEx Corp.	2,973	430,015
United Parcel Service, Inc. Class B	13,034	1,349,280
XPO Logistics, Inc. (a)	812	72,203
		1,918,374
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	300	7,680
Stericycle, Inc. (a)	2,362	148,050
		155,730
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,658	195,428
Hubbell, Inc. Class B	1,368	195,939
		391,367
Industrial Conglomerates - 7.5%
3M Co.	1,001	158,819
General Electric Co.	507,915	6,323,541
		6,482,360
Machinery - 0.7%
Flowserve Corp.	5,124	239,188
Fortive Corp.	1,400	104,902
Westinghouse Air Brake Co.	3,279	242,187
		586,277
Professional Services - 0.3%
IHS Markit Ltd.	1,744	137,532
RELX PLC (London Stock Exchange)	4,600	122,276
		259,808
Road & Rail - 2.2%
J.B. Hunt Transport Services, Inc.	4,985	538,031
Knight-Swift Transportation Holdings, Inc. Class A	20,817	771,894
Lyft, Inc.	3,711	176,198
Union Pacific Corp.	2,179	390,956
		1,877,079

TOTAL INDUSTRIALS		12,986,742

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.	4,232	194,545
IT Services - 2.3%
IBM Corp.	300	43,119
MasterCard, Inc. Class A	751	237,271
Paychex, Inc.	522	44,772
Unisys Corp. (a)	13,873	134,707
Visa, Inc. Class A	7,909	1,573,654
		2,033,523
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	877	96,251
Applied Materials, Inc.	3,340	193,687
Marvell Technology Group Ltd.	2,131	51,229
NVIDIA Corp.	96	22,697
Qualcomm, Inc.	22,166	1,890,981
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,005	54,210
		2,309,055
Software - 8.0%
Autodesk, Inc. (a)	1,621	319,094
Dynatrace, Inc.	1,127	35,286
Elastic NV (a)	1,300	84,344
Microsoft Corp.	29,499	5,021,615
Oracle Corp.	9,266	486,002
Parametric Technology Corp. (a)	700	58,184
SAP SE sponsored ADR	6,796	888,713
		6,893,238
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	7,518	2,326,896

TOTAL INFORMATION TECHNOLOGY		13,757,257

MATERIALS - 0.8%
Chemicals - 0.6%
Corteva, Inc.	3,135	90,664
International Flavors & Fragrances, Inc.	432	56,640
Intrepid Potash, Inc. (a)	29,551	70,331
Nutrien Ltd.	6,407	273,486
		491,121
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	3,716	189,925

TOTAL MATERIALS		681,046

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	850	196,979
Equinix, Inc.	343	202,277
Simon Property Group, Inc.	513	68,306
		467,562
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp.	537	52,427
Southern Co.	606	42,662
		95,089
Multi-Utilities - 0.1%
Sempra Energy	321	51,565

TOTAL UTILITIES		146,654

TOTAL COMMON STOCKS
(Cost $74,525,769)		84,794,014

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.58% (c)	2,146,879	2,147,309
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	329,350	329,383
TOTAL MONEY MARKET FUNDS
(Cost $2,476,692)		2,476,692
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $77,002,461)		87,270,706
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(950,151)
NET ASSETS - 100%		$86,320,555

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,263
Fidelity Securities Lending Cash Central Fund	10,885
Total	$41,148

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.